Schedule of Deferred Tax Asset (Details) - USD ($)	Jan. 31, 2024	Jan. 31, 2023
Income Tax Disclosure [Abstract]
Deferred Tax Assets	$ 7,253,000	$ 6,712,000
Less Valuation Allowance	(7,253,000)	(6,712,000)
Deferred Tax Assets, Net